Vessels, net - Consolidated Statement of Comprehensive Income/ (loss) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation amount	$ 1,218	$ 1,422	$ 2,493	$ 2,826
Ships [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation amount	1,128		2,315
Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation amount	12		22
Property, plant and equipment subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation amount	78		156
Total depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation amount	$ 1,218		$ 2,493